UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Preferred Income Fund III

Semiannual Report
11.30.07

Portfolio summary

Top 10 holdings[1]

Nexen, Inc.	3.8%	Southwest Gas Capital II	2.2%

Viacom, Inc.	2.6%	PPL Energy Supply, LLC	2.2%

MetLife, Inc.	2.6%	JPMorgan Chase Capital XI	2.1%

PFGI Capital Corp.	2.4%	FPC Capital I	1.9%

Lloyds TSB Bank Plc	2.4%	Royal Bank of Scotland Group Plc	1.9%

Industry distribution[1]

Electric utilities	17%	Integrated telecommunication
		services	3%
Diversified banks	10%
		Consumer finance	3%
Investment banking & brokerage	9%
		Movies & entertainment	3%
Other diversified financial services	9%
		Automobile manufacturers	3%
Multi-utilities	8%
		Regional banks	2%
Gas utilities	6%
		Broadcasting & cable TV	2%
Life & health insurance	5%
		Agricultural products	2%
Multi-line insurance	4%
		Wireless telecommunication services	2%
Oil & gas exploration & production	4%
		All others	5%
Real estate management
& development	3%

1 As a percentage of the Fund’s total investments on November 30, 2007.

Preferred Income Fund III | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 11-30-07 (unaudited)

This schedule is divided into six main categories: bonds, capital preferred securities, common stocks, preferred stocks, purchased options and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 13.23%					$83,465,989

(Cost $83,853,172)

Automobile Manufacturers 0.33%					2,080,025

Ford Motor Co.,
Note	7.450%	07-16-31	CCC+	$2,755	2,080,025

Consumer Finance 0.40%					2,545,389

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB+	3,000	2,545,389

Electric Utilities 6.03%					38,063,636

Black Hills Corp.,
Note	6.500	05-15-13	BBB–	15,000	15,282,930

DPL, Inc.,
Sr Note	6.875	09-01-11	BBB–	5,036	5,377,738

Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	14,162,985

Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,239,983

Gas Utilities 2.05%					12,913,906

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB	12,900	12,913,906

Integrated Oil & Gas 0.89%					5,599,745

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB–	5,000	5,599,745

Multi-Utilities 1.82%					11,496,311

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB–	7,500	7,505,812

TECO Energy, Inc.,
Note	7.000	05-01-12	BB+	3,810	3,990,499

Oil & Gas Refining & Marketing 1.71%					10,766,977

Valero Energy Corp.,
Note	7.500	04-15-32	BBB	9,500	10,766,977

See notes to financial statements

Semiannual report | Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Capital preferred securities 10.94%					$69,039,619

(Cost $75,989,737)

Diversified Banks 6.26%					39,510,000

Credit Agricole Preferred
Funding Trust	7.000%	01-29-49	A	$9,000	8,460,000

HBOS Capital Funding L.P., 6.85%,
03-29-49, (United Kingdom) (F)	6.850	03-29-49	A	10,000	8,175,000

Lloyds TSB Bank Plc, 6.90%,
11-29-49 (United Kingdom) (F)	6.900	11-29-49	A+	25,000	22,875,000

Electric Utilities 1.16%					7,322,536

DPL Capital Trust II,
8.125%, 09-01-31	8.125	09-01-31	BB+	6,225	7,322,536

Gas Utilities 2.01%					12,664,330

KN Capital Trust I, 8.56%, Ser B	8.560	04-15-27	B–	8,735	8,210,900

KN Capital Trust III,
7.63%, 04-15-28	7.630	04-15-28	B–	4,960	4,453,430

Multi-Utilities 1.51%					9,542,753

Dominion Resources Capital Trust I,
7.83%,12-01-27	7.830	12-01-27	BB+	9,097	9,542,753

Issuer				Shares	Value

Common stocks 2.07%					$13,055,518

(Cost $12,867,727)

Electric Utilities 1.03%					6,529,600

Great Plains Energy, Inc.				220,000	6,529,600

Integrated Oil and Gas 0.49%					3,061,918

BP Plc, ADR (United Kingdom) (F)				42,094	3,061,918

Multi-Utilities 0.55%					3,464,000

TECO Energy, Inc.				200,000	3,464,000

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 128.01%					$807,637,755

(Cost $912,908,608)

Agricultural Products 2.85%					17,988,750

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)			BB+	195,000	17,988,750

Automobile Manufacturers 3.71%					23,422,691

Ford Motor Co., 7.50%			CCC+	761,385	13,141,505

General Motors Corp., 7.25%,
Ser 07-15-41			B–	50,641	858,871

General Motors Corp., 7.375%,
Ser 05-15-48			B–	558,194	9,422,315

Broadcasting & Cable TV 3.70%					23,307,813

CBS Corp., 6.75%			BBB	159,600	3,367,560

See notes to financial statements

Preferred Income Fund III | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Broadcasting & Cable TV (continued)

Comcast Corp., 6.625%	BBB+	130,000	$2,853,500

Comcast Corp., 7.00%	BBB+	119,900	2,853,620

Comcast Corp., 7.00%, Ser B	BBB+	609,556	14,233,133

Consumer Finance 3.87%			24,414,560

Ford Motor Credit Co., 7.60%	B1	25,000	458,750

HSBC Finance Corp., 6.36%,
Depositary Shares, Ser B	A	250,000	5,375,000

HSBC Finance Corp., 6.875%	AA–	636,118	14,885,161

SLM Corp., 6.00%	BBB+	142,495	2,381,091

SLM Corp., 6.97%, Ser A	BBB–	31,299	1,314,558

Diversified Banks 9.19%			57,994,031

BAC Capital Trust II, 7.00%	A+	94,600	2,290,266

BAC Capital Trust III, 7.00%	A+	22,000	530,200

BAC Capital Trust IV, 5.875%	A+	131,400	2,743,632

Barclays Bank Plc, 7.10%, Ser 3
(Great Britain) (F)	A+	55,000	1,291,950

Fleet Capital Trust VIII, 7.20%	A+	30,400	743,888

Royal Bank of Scotland Group Plc,
5.75%, Ser L (United
Kingdom) (F)	A	960,000	18,528,000

Royal Bank of Scotland Group Plc,
7.25%, Ser T (Great Britain) (F)	A	40,000	975,200

Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1
(Spain) (F)	A+	100,000	2,175,000

USB Capital VIII, 6.35%, Ser 1	A+	269,700	5,714,943

USB Capital X, 6.50%	A+	85,000	1,853,000

Wachovia Preferred Funding Corp.,
7.25%, Ser A	A	674,800	16,802,520

Wells Fargo Capital Trust
IV, 7.00%	AA–	177,800	4,345,432

Electric Utilities 18.53%			116,928,322

Consolidated Edison, Inc., $5.00,
Ser A	BBB+	30,000	2,670,000

DTE Energy Trust II, 7.50%	BB+	37,400	940,610

Entergy Mississippi, Inc., 7.25%	A–	113,668	2,862,160

FPC Capital I, 7.10%, Ser A	BBB–	783,400	18,879,940

FPL Group Capital Trust I, 5.875%	BBB+	490,000	10,784,900

FPL Group Capital, Inc., 7.45%,
Ser E	BBB+	120,000	3,070,800

Georgia Power Co., 6.00%, Ser R	A	730,000	17,644,100

HECO Capital Trust III, 6.50%	BB+	140,000	3,297,000

Interstate Power & Light Co.,
7.10%, Ser C	BBB–	354,900	9,116,494

Interstate Power & Light Co.,
8.375%, Ser B	Baa2	54,500	1,612,862

See notes to financial statements

Semiannual report | Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Electric Utilities (continued)

PPL Electric Utilities Corp.,
6.25%, Depositary Shares	BBB	189,000	$4,701,375

PPL Energy Supply, LLC, 7.00%	BBB	857,770	21,161,186

Southern California Edison Co.,
6.00%, Ser C	BBB–	30,000	2,864,064

Southern California Edison
Co., 6.125%	BBB–	20,000	1,922,500

Virginia Power Capital
Trust, 7.375%	BB+	513,650	12,502,241

Westar Energy, Inc., 6.10%	AAA	117,000	2,898,090

Gas Utilities 5.51%			34,752,207

Laclede Capital Trust I, 7.70%	BB	82,800	2,037,708

Southern Union Co., 7.55%, Ser A	BB	449,000	11,166,630

Southwest Gas Capital II, 7.70%	BB+	850,350	21,547,869

Integrated Telecommunication Services 4.62%			29,125,590

Telephone & Data Systems, Inc.,
6.625%	BB+	497,600	9,389,712

Telephone & Data Systems, Inc.,
7.60%, Ser A	BB+	648,743	14,084,211

Verizon New England, Inc., 7.00%,
Ser B	A3	225,166	5,651,667

Investment Banking & Brokerage 14.67%			92,550,454

Fleet Capital Trust IX, 6.00%	A+	469,200	9,876,660

Goldman Sachs Group, Inc., 6.20%,
Ser B	A	240,000	5,630,400

Lehman Brothers Holdings Capital
Trust III, 6.375%, Ser K	A–	793,400	17,367,526

Lehman Brothers Holdings, Inc.,
5.67%, Depositary Shares, Ser D	A–	142,500	5,842,500

Merrill Lynch Preferred Capital
Trust III, 7.00%	A–	457,017	10,319,444

Merrill Lynch Preferred Capital
Trust IV, 7.12%	A–	380,700	8,672,346

Merrill Lynch Preferred Capital
Trust V, 7.28%	A	408,700	9,661,668

Morgan Stanley Capital Trust
III, 6.25%	A	764,025	15,838,238

Morgan Stanley Capital Trust
IV, 6.25%	A	398,925	8,285,672

Morgan Stanley Capital Trust
VI, 6.60%	A–	50,000	1,056,000

Life & Health Insurance 8.19%			51,660,467

Lincoln National Capital VI,
6.75%, Ser F	A–	304,000	6,982,880

MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	25,226,338

Phoenix Cos., Inc. (The), 7.45%	BBB–	578,149	12,291,448

PLC Capital Trust IV, 7.25%	BBB+	156,600	3,592,404

See notes to financial statements

Preferred Income Fund III | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Life & Health Insurance (continued)

PLC Capital Trust V, 6.125%	BBB+	83,300	$1,673,497

Prudential Plc, 6.50% (United
Kingdom) (F)	A–	88,500	1,893,900

Movies & Entertainment 4.09%			25,787,484

Viacom, Inc., 6.85%	BBB	1,196,635	25,787,484

Multi-Line Insurance 6.90%			43,544,065

Aegon NV, 6.375%
(Netherlands) (F)	A–	241,265	4,897,679

Aegon NV, 6.50% (Netherlands) (F)	A–	162,950	3,430,097

ING Groep NV, 7.05%
(Netherlands) (F)	A	603,970	13,903,389

ING Groep NV, 7.20%
(Netherlands) (F)	A	765,000	17,985,150

ING Groep NV, 7.375%
(Netherlands) (F)	A	135,000	3,327,750

Multi-Utilities 8.06%			50,880,253

BGE Capital Trust II, 6.20%	BBB–	807,028	17,157,415

DTE Energy Trust I, 7.80%	BB+	233,400	5,827,998

PNM Resources, Inc., 6.75%, Conv	BBB–	322,999	13,433,528

PSEG Funding Trust II, 8.75%	BB+	462,275	11,686,312

Public Service Electric & Gas
Co., 5.05%, Ser D	BB+	30,000	2,775,000

Oil & Gas Exploration & Production 6.56%			41,364,216

Chesapeake Energy Corp., 6.25%,
Conv (G)	B+	7,330	2,076,296

Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,584,181

Nexen, Inc., 7.35% (Canada) (F)	BB+	1,535,079	36,703,739

Other Diversified Financial Services 14.46%			91,209,210

ABN AMRO Capital Funding Trust
V, 5.90%	A	750,500	14,634,750

ABN AMRO Capital Funding Trust
VI, 6.25%	A	353,900	7,608,850

Citigroup Capital VII, 7.125%	A+	161,042	3,802,202

Citigroup Capital VIII, 6.95%	A+	326,200	7,502,600

Citigroup Capital X, 6.10%	A+	720,000	14,911,200

DB Capital Funding VIII, 6.375%	A+	427,850	9,126,040

DB Capital Trust II, 6.55%	A+	506,050	11,310,218

JPMorgan Chase Capital XI,
5.875%, Ser K	A	985,000	20,438,750

JPMorgan Chase Capital XIV,
6.20%, Ser N	A	25,000	548,000

JPMorgan Chase Capital XVI, 6.35%	A	60,000	1,326,600

Real Estate Management & Development 5.30%			33,442,208

Duke Realty Corp., 6.50%,
Depositary Shares, Ser K REIT	BBB	151,600	3,089,608

See notes to financial statements

Semiannual report | Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Real Estate Management & Development (continued)

Duke Realty Corp., 6.60%,
Depositary Shares, Ser L REIT			BBB	118,500	$2,480,205

Duke Realty Corp., 6.625%,
Depositary Shares, Ser J REIT			BBB	638,100	13,463,910

Public Storage, Inc., 6.18%,
Depositary Shares, Ser D REIT			BBB+	25,000	482,500

Public Storage, Inc., 6.50%,
Depositary Shares, Ser W REIT			BBB+	450,000	9,405,000

Public Storage, Inc., 7.50%,
Depositary Shares, Ser V REIT			BBB+	184,530	4,520,985

Regional Banks 3.76%					23,751,813

PFGI Capital Corp., 7.75%			A	926,900	23,751,813

Reinsurance 0.36%					2,269,728

RenaissanceRe Holdings Ltd.,
6.08%, Ser C (Bermuda) (F)			BBB+	127,800	2,269,728

Specialized Finance 0.95%					5,990,085

CIT Group, Inc., 6.35%, Ser A			BBB+	130,000	2,437,500

Repsol International Capital
Ltd., 7.45%, Ser A (Cayman
Islands) (F)			BB+	145,300	3,552,585

Wireless Telecommunication Services 2.73%					17,253,808

United States Cellular
Corp., 7.50%			BB+	754,100	17,253,808

		Number of	Exercise	Expiration
Issuer		contracts	price	date	Value

Purchased options 0.04%					$229,755

(Cost $434,381)

Options — Puts 0.04%					229,755

iShares S&P SmallCap 600 Index Fund		2,703	$88	March 08	229,755

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term Investments 0.32%					$2,000,000

(Cost $1,999,583)

Government U.S. Agency 0.32%					2,000,000

Federal Home Loan Bank
Discount Note	3.75%	12-03-07	AAA	$2,000	2,000,000

Total investments (Cost $1,088,053,208) 154.61%					$975,428,636

Other assets and liabilities, net 0.88%					$5,562,575

Fund preferred shares, at liquidation value (55.49%)					($350,080,889)

Total net assets applicable to common shareholders 100.00%					$630,910,322

The percentage shown for each investment category is the total value of that category, as a percentage of the net assets applicable to common shareholders.

See notes to financial statements

Preferred Income Fund III | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on November 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,988,750 or 2.85% of the net assets applicable to common shareholders as of November 30, 2007.

See notes to financial statements

Semiannual report | Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments at value (cost $1,088,053,208)	$975,428,636
Cash	34,816
Receivable for futures variation margin (Note 2)	85,938
Cash collateral at broker for future contracts (Note 2)	1,168,750
Dividends and interest receivable	5,757,647
Other assets	39,566

Total assets	982,515,353

Liabilities

Unrealized depreciation of swap contracts (Note 2)	1,259,084
Payable to affiliates
Management fees	14,602
Other	20,005
Other payables and accrued expenses	230,451

Total liabilities	1,524,142
Auction Preferred Shares (APS) including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value,
14,000 shares issued, liquidation preference of $25,000 per share	350,080,889

Net assets

Common shares capital paid-in	741,598,332
Accumulated net realized gain on investments, financial futures contracts
and swap contracts	3,083,886
Net unrealized depreciation of investments, financial futures contracts and
swap contracts	(114,927,424)
Accumulated net investment income	1,155,528

Net assets applicable to common shares	$630,910,322

Net asset value per common share

Based on 31,280,764 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$20.17

See notes to financial statements

Preferred Income Fund III | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 11-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) and distributions paid to APS shareholders for the period stated.

Investment income

Dividends (net of foreign withholding tax of $737)	$30,745,960
Interest	5,858,488

Total investment income	36,604,448

Expenses

Investment management fees (Note 3)	3,878,430
Accounting and legal services fees (Note 3)	58,397
APS auction fees	457,292
Custodian fees	83,921
Printing fees	61,368
Professional fees	27,641
Trustees’ fees	20,912
Transfer agent fees	15,535
Registration and filing fees	14,465
Miscellaneous	22,662

Total expenses	4,640,623
Less expense reductions (Note 3)	(1,034,248)

Net expenses	3,606,375

Net investment income	32,998,073

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	148,371
Financial futures contracts	(3,578,306)
Swap contracts	243,118
(3,186,817)
Change in net unrealized appreciation (depreciation) of
Investments	(91,746,653)
Financial futures contracts	(2,522,784)
Swap contracts	(2,133,804)
(96,403,241)
Net realized and unrealized loss	(99,590,058)

Distributions to APS Series M	(1,843,923)
Distributions to APS Series T	(1,861,618)
Distributions to APS Series W	(1,854,778)
Distributions to APS Series TH	(1,851,806)
Distributions to APS Series F	(1,874,544)
(9,286,669)
Decrease in net assets from operations	($75,878,654)

1 Semiannual period from 6-1-07 to 11-30-07.

See notes to financial statements

Semiannual report | Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders.

	Year	Period
	ended	ended
	5-31-07	11-30-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$64,827,914	$32,998,073
Net realized gain (loss)	8,102,786	(3,186,817)
Change in net unrealized appreciation (depreciation)	34,623,958	(96,403,241)
Distributions to APS	(17,621,518)	(9,286,669)

Increase (decrease) in net assets resulting from operations	89,933,140	(75,878,654)

Distributions to common shareholders
From net investment income	(49,548,730)	(24,774,365)
From net realized gain	(2,242,831)	—
	(51,791,561)	(24,774,365)
Total increase (decrease)	38,141,579	(100,653,019)

Net assets

Beginning of period	693,421,762	731,563,341
End of period[2]	$731,563,341	$630,910,322

1 Semiannual period from 6-1-07 to 11-30-07. Unaudited.
2 Includes accumulated net investment income of $2,218,489 and $1,155,528, respectively.

See notes to financial statements

Preferred Income Fund III | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-04[1,2]	5-31-05[1]	5-31-06	5-31-07	11-30-07[3]

Per share operating performance

Net asset value, beginning of period	$23.88[4]	$22.49	$23.95	$22.17	$23.39
Net investment income[5]	1.88	2.16	2.16	2.07	0.77
Net realized and unrealized
gain (loss) on investments	(1.21)	1.58	(1.70)	1.36	(2.90)
Distributions to APS	(0.11)	(0.25)	(0.44)	(0.56)	(0.30)
Total from investment operations	0.56	3.49	0.02	2.87	(2.43)
Less distributions to common shareholders
From net investment income	(1.80)	(2.03)	(1.70)	(1.58)	(0.79)
From net realized gain	—	—	(0.10)	(0.07)	—
	(1.80)	(2.03)	(1.80)	(1.65)	(0.79)
Capital charges
Offering costs related
to common shares	(0.02)	—	—	—	—
Offering costs and underwriting
discounts related to APS	(0.13)	—	—	—	—
Net asset value, end of period	$22.49	$23.95	$22.17	$23.39	$20.17
Per share market value, end of period	$22.42	$22.22	$19.70	$22.64	$18.62
Total return at net asset value[6,7] (%)	1.76[8]	16.28	0.85	13.65	(10.32)[8]
Total return at market value[6,7] (%)	(4.29)[8,9]	8.22	(3.41)	23.79	(14.47)[8]

Ratios and supplemental data

Net assets applicable to common
shares, end of period (in millions)	$699	$749	$693	$732	$631
Ratio of net expenses to average
net assets[10] (%)	0.99[11]	1.05	1.04	1.05	1.05[11]
Ratio of gross expenses to average
net assets[12] (%)	1.27[11]	1.34	1.34	1.34	1.36[11]
Ratio of net investment income
to average net assets[13] (%)	7.97[11]	9.15	9.22	8.91	7.01[11]
Portfolio turnover (%)	99[8]	14	16	14	4[8]

Senior securities

Total value of APS outstanding
(in millions)	$350	$350	$350	$350	$350
Involuntary liquidation preference
per unit (in thousands)	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	$25	$25	$25	$25	$25
Asset coverage per unit [14]	$75,065	$78,169	$74,123	$76,917	$69,796

See notes to financial statements

Semiannual report | Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Audited by previous Independent Registered Public Accounting Firm.

2 Inception period from 6-19-03 to 5-31-04.

3 Semiannual period from 6-1-07 to 11-30-07. Unaudited.

4 Reflects the deduction of a $1.125 per share sales load.

5 Based on the average of the shares outstanding.

6 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Not annualized.

9 Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.

10 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.70%, 0.71%, 0.71%, 0.71% and 0.70%, respectively.

11 Annualized.

12 Ratios calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.90%, 0.91%, 0.91%, 0.91% and 0.90%, respectively.

13 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.69%, 6.21%, 6.24%, 6.49% and 4.64%, respectively.

14 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

Preferred Income Fund III | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Preferred Income Fund III (the Fund) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is authorized to issue an unlimited amount of common shares with no par value per share.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified

Semiannual report | Preferred Income Fund III

against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on November 30, 2007:

	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-Year Treasury Note	1,375	Short	Mar 2008	($1,043,768)

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/ depreciation on the Statement of Operations.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Preferred Income Fund III | Semiannual report

The Fund had the following interest rate swap contracts open on November 30, 2007:

	RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS	RECEIVED	TERMINATION
AMOUNT	MADE BY FUND	BY FUND	DATE	COUNTERPARTY	DEPRECIATION

$52,500,000	4.14% (a)	3-month LIBOR	Nov 2010	Morgan Stanley	($264,591)
87,500,000	4.37% (a)	3-month LIBOR	Nov 2010	Bank of America	(991,932)
35,000,000	3.99% (a)	3-month LIBOR	Apr 2009	Morgan Stanley	(2,561)

Total					($1,259,084)

(a) Fixed rate

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to sharehold ers. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has concluded that the adoption of FIN 48 will not result in a mate rial impact on the Fund’s net assets, results of operations and financial statement disclosures.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statement disclosures.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign dividends, when the Fund becomes aware of the dividends from cash collections. Interest income on investment securities is recorded on the accrual basis. Discounts/premiums are accreted/amortized for financial reporting purposes. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $66,632,491 and long-term capital gain $2,780,588.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the Adviser), a wholly owned subsidiary of the John Hancock Financial Services, Inc. a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75%

Semiannual report | Preferred Income Fund III

of the Fund’s average daily net asset value and the value attributable to the Auction Preferred Shares (APS) (collectively, managed assets). The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the management fees amounted to $1,034,248 for the period ended November 30, 2007. After the eighth year, the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $58,397 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

Common shares

This listing illustrates the Fund’s reclassification of the Fund’s capital accounts and the number of common shares outstanding at the beginning and end of the year ended May 31, 2007, and the period ended November 30, 2007, along with the corresponding dollar value.

		Year ended 5-31-07	Period ended 11-30-07 [1]
	Shares	Amount	Shares	Amount

Beginning of period	31,280,764	$741,664,736	31,280,764	$741,598,332
Reclassification of capital
accounts	—	(66,404)	—	—

End of period	31,280,764	$741,598,332	31,280,764	$741,598,332

1Semiannual period from 6-1-07 to 11-30-07. Unaudited

Auction preferred shares

The Fund issued a total of 14,000 APS (2,800 shares of Series M, 2,800 shares of Series T, 2,800 shares of Series W, 2,800 shares of Series TH and 2,800 shares of Series F) (collectively, the APS) on August 19, 2003, in a public offering. The underwriting discount and offering costs were recorded as a reduction of the capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction. During the period ended November 30, 2007, dividend rates on APS ranged as follows: Series M from 4.75% to 6.50%, Series T from 4.85% to 6.50%, Series W from 4.90% to 5.70, Series TH from 4.88 to 6.50% and Series F

Preferred Income Fund III | Semiannual report

from 4.80% to 6.25% . Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s bylaw. Under the 1940 Act, the Fund is required to maintain asset coverage of at least 130% with respect to the Preferred Shares as of the last business day of each month in which any shares are outstanding. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Leverage

The Fund issued preferred shares to increase its assets available for investment. When the Fund leverages its assets, the fees paid to the Adviser for investment advisory and administrative services will be higher than if the Fund did not borrow because the Adviser’s fees are calculated based on the Fund’s total assets, including the proceeds of the issuance of preferred shares. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the dividend rates on any preferred shares

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2007, aggregated $58,111,869 and $40,746,875, respectively.

The cost of investments owned on November 30, 2007, including short-term investments, for federal income tax purposes was $1,089,734,410. Gross unrealized appreciation and depreciation of investments aggregated $6,966,378 and $121,272,152, respectively, resulting in net unrealized depreciation of $114,305,774. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 6
SEC settlement

On June 25, 2007, the Adviser and John Hancock Funds, LLC (the Distributor) and two of their affiliates (collectively, the John Hancock Affiliates) reached a settlement with SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United

Semiannual report | Preferred Income Fund III

States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003. As a result of this settlement, the Fund received $1,050, which was recorded as a realized gain to the Fund’s book on June 25, 2007.

Preferred Income Fund III | Semiannual report

Investment objective and policy

The Fund’s primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities which are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment. “Assets” are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

Bylaws

On December 16, 2003, the Trustees approved the following change to the Fund’s bylaws. The auction preferred section of the Fund’s bylaws was changed to update the rating agency requirements, in keeping with recent changes to the agencies’ basic maintenance reporting requirements for leveraged closed-end funds. Bylaws now require an independent accountants’ confirmation only once per year, at the Fund’s fiscal year end, and changes to the agencies’ basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund’s bylaws in line with current rating agency requirements. On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and distributions

During the period ended November 30, 2007, dividends from net investment income totaling $0.7920 per share were paid to shareholders.

The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

June 29, 2007	$0.1320
July 31, 2007	0.1320
August 31, 2007	0.1320
September 28, 2007	0.1320
October 31, 2007	0.1320
November 30, 2007	0.1320

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the Plan Agent), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where

Semiannual report | Preferred Income Fund III

necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Preferred Income Fund III | Semiannual report

Shareholder meeting
On March 26, 2007, the Annual Meeting of the Fund was held to elect three Trustees.

Proxies covering 28,067,546 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified (there were no current nominees for election by the preferred shareholders), with the votes tabulated as follows:

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	27,597,848	469,698
Steven R. Pruchansky	27,615,833	451,713

The preferred shareholders elected Patti McGill Peterson as a Trustee of the Fund until her successor is duly elected and qualified, with the votes tabulated as follows: 12,877 FOR and 93 ABSTAINING.

Semiannual report | Preferred Income Fund III

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Preferred
Income Fund III

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Preferred Income Fund III (the Fund), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund and a peer group of comparable funds (the Peer Group) selected by Morningstar Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006,1 (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Peer Group, (iii) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (iv) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale, (v) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vi) the background and experience of senior management and investment professionals, and (vii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Preferred Income Fund III | Semiannual report

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Peer Group, as well as the Fund’s benchmark indices. Morningstar determined the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Peer Group. The Board noted the imperfect comparability of the Peer Group and that Morningstar was not able to select a comparative Category for the Fund.

The Board recognized the relatively short operational history of the Fund and viewed favorably that the Fund’s performance during the 1- and 3-year periods was appreciably higher than the performance of the median of the Peer Group and its benchmark indices, the Merrill Lynch Preferred Stock Hybrid Securities Index and the Lehman Brothers Aggregate Bond Index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including administrative fees, transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately

Semiannual report | Preferred Income Fund III

benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreements did not offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 Morningstar also provided a comparative analysis for most, but not all, of the John Hancock Funds of the investment performance and advisory and other fees incurred by, and the expense ratios of, the John Hancock Funds relative to a category of relevant funds (the Category). Morningstar was not able to select a comparative Category for the John Hancock Preferred Income Fund III. Therefore, Morningstar did not provide such an analysis.

Preferred Income Fund III | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Transfer agent for common
James F. Carlin, Interim Chairman	Chief Financial Officer	shareholders
James R. Boyle†		Mellon Investor Services
William H. Cunningham	Gordon M. Shone	Newport Office Center VII
Charles L. Ladner*	Treasurer	480 Washington Boulevard
Dr. John A. Moore*		Jersey City, NJ 07310
Patti McGill Peterson*	John G. Vrysen
Steven R. Pruchansky	Chief Operating Officer	Transfer agent for preferred
*Members of the Audit Committee		shareholders
†Non-Independent Trustee	Investment adviser	Deutsche Bank Trust Company
	John Hancock Advisers, LLC	Americas
Officers	601 Congress Street	280 Park Avenue
Keith F. Hartstein	Boston, MA 02210-2805	New York, NY 10017
President and
Chief Executive Officer	Subadviser	Legal counsel
	MFC Global Investment	Kirkpatrick & Lockhart Preston
Thomas M. Kinzler	Management (U.S.), LLC	Gates Ellis LLP
Secretary and Chief Legal Officer	101 Huntington Avenue	One Lincoln Street
	Boston, MA 02199	Boston, MA 02111-2950
Francis V. Knox, Jr.
Chief Compliance Officer	Custodian	Stock symbol
	The Bank of New York	Listed New York Stock
	One Wall Street	Exchange: HPS
New York, NY 10286
For shareholder assistance
refer to page 26

How to contact us

Internet	www.jhfunds.com

Mail	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	EASI-Line	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | Preferred Income Fund III

1-800-225-0218
1-800-843-0090 EASI-Line
1-800-231-5469 TDD
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P12SA 11/07
1/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008